Revenue - Summary of Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenue [abstract]
Gold credit sales	$ 157,842	$ 162,293	$ 303,517	$ 297,319
Silver credit sales	110,383	124,023	223,913	274,719
Concentrate sales	19,845	25,432	40,647	48,618
Total silver sales	130,228	149,455	264,560	323,337
Palladium credit sales	7,203	10,822	16,736	23,097
Cobalt sales	7,649	7,823	25,353	10,759
Total sales revenue	$ 302,922	$ 330,393	$ 610,166	$ 654,512
Gold
Gold credit sales	52.00%	49.00%	50.00%	45.00%
Silver
Silver credit sales	36.00%	38.00%	37.00%	42.00%
Concentrate sales	7.00%	8.00%	6.00%	7.00%
Total silver sales	43.00%	46.00%	43.00%	49.00%
Palladium
Palladium credit sales	2.00%	3.00%	3.00%	4.00%
Cobalt sales	3.00%	2.00%	4.00%	2.00%
Total sales revenue	100.00%	100.00%	100.00%	100.00%